Schedule of Investments August 31, 2022 (Unaudited)

Ecofin Global Water ESG Fund

	Shares	Fair Value
Common Stock - 99.7% (1)
Australia Flow Control Equipment - 1.0% (1)
Reliance Worldwide Corporation Limited	234,742	$626,428
Finland Water Equipment/Services - 0.4% (1)
Uponor OYJ	15,944	239,544
France Water Infrastructure - 5.4% (1)
Veolia Environnement SA	146,166	3,272,713
Hong Kong Water Equipment/Services - 0.6% (1)
China Lesso Group Holdings Ltd.	293,327	349,808
Hong Kong Water Infrastructure - 2.3% (1)
Beijing Enterprises Water Group Ltd.	1,374,037	353,633
China Water Affairs Group Limited	252,739	230,562
CT Environmental Group Limited (2)(3)	113,060	–
Guangdong Investment Limited	849,523	779,309
		1,363,504
Japan Water Equipment/Services - 6.0% (1)
Kitz Corp.	25,500	149,779
Kurita Water Industries Ltd.	31,795	1,249,600
Lixil Corp.	86,700	1,522,125
MIURA CO., LTD.	33,519	719,238
		3,640,742
Japan Water Infrastructure - 0.4% (1)
METAWATER Co. Ltd.	6,163	91,253
Organo Corp.	2,252	151,079
		242,332
Switzerland Water Equipment/Services - 9.8% (1)
Ferguson PLC	39,952	4,634,712
Georg Fischer AG	24,333	1,324,313
		5,959,025
Switzerland Water Management - 6.1% (1)
Geberit AG	7,986	3,700,112
United Kingdom Water Equipment/Services - 0.5% (1)
Genuit Group Plc	73,181	306,051
United Kingdom Water Infrastructure - 12.7% (1)
Pennon Group Plc	81,723	886,715
Pentair PLC	49,068	2,183,526
Severn Trent Plc	69,923	2,263,861
United Utilities Group PLC	193,237	2,371,660
		7,705,762
United States Water Infrastructure - 19.6% (1)
Aris Water Solution, Inc.	5,434	92,378
Energy Recovery Inc. (3)	11,177	256,401
Franklin Electric Co., Inc.	11,473	996,430
IDEX Corporation	13,029	2,621,565
Middlesex Water Company	5,147	456,899
Montrose Environmental Group, Inc. (3)	7,809	314,000
Mueller Water Products, Inc.	46,126	520,301
Select Energy Services, Inc. (3)	19,937	141,752
SJW Group	8,073	519,094
Tetra Tech, Inc.	15,980	2,170,244
The York Water Company	3,856	169,548
Xylem, Inc.	40,060	3,649,466
		11,908,078
United States Water Management - 9.4% (1)
A.O. Smith Corporation	38,948	2,198,614
Badger Meter, Inc.	8,604	814,713
Lindsay Corporation	3,228	517,642
Watts Water Technologies, Inc.	8,157	1,129,908
Zurn Elkay Water Solutions Corp.	36,993	1,020,267
		5,681,144
United States Water Treatment - 9.9% (1)
Ecolab Inc.	28,817	4,721,089
Evoqua Water Technologies Corp. (3)	35,842	1,257,337
		5,978,426
United States Water Utilities - 15.6% (1)
American States Water Company	10,862	901,220
American Water Works Co., Inc.	30,939	4,592,894
California Water Service Group	15,473	905,635
Core & Main, Inc. (3)	16,752	394,845
Essential Utilities, Inc.	54,193	2,663,586
		9,458,180
Total Common Stock
(Cost $66,185,936)		60,431,849

Short Term Investment - 0.1% (1)
United States Investment Company - 0.1% (1)
First American Government Obligations Fund, Class X, 2.05% (4)
(Cost $41,144)	41,144	41,144

Total Investments - 99.8% (1)
(Cost $66,227,080)		60,472,993
Other Assets in Excess of Liabilities, Net - 0.2%(1)		145,316
Total Net Assets - 100.0%(1)		$60,618,309

(1)	Calculated as a percentage of net assets.
(2)	Value determined using significant unobservable inputs.
(3)	Non-income producing security.
(4)	Rate indicated is the current yield as of August 31, 2022.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stock	$60,431,849	$-	$0	$60,431,849
Short-Term Investment	41,144	-	-	41,144
Total Investments	$60,472,993	$-	$-	$60,472,993

Refer to the Fund's Schedule of Investments for additional industry information.

Investments
in
Securities
Balance as of 11/30/2021	$-
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Transfers into and/or out of Level 3	-
Balance as of 8/31/2022	$-
Net unrealized depreciation of Level 3 Securities as of August 31, 2022	$(15,150)